Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases
Summary of detailed information about lease amounts recognized In statements of cash flows

	December 31,
in €‘000	2021	2022
Right-of-use assets – Property and equipment
Buildings	22,905	20,409
Other facilities and equipment	132	259
Lease liabilities – Loans and borrowings
Current	6,013	7,302
Non-current	17,885	14,712

Summary of detailed information about reconciliation of right of use assets

	Office buildings
in €‘000	2021	2022
Balance as of January 1,	25,513	22,905
Depreciation charge for the year	(5,539)	(5,913)
Additions / business combinations	3,275	3,113
Derecognition due to lease termination	(1,301)	(19)
Foreign currency effects	957	323
Balance as of December 31,	22,905	20,409

Summary of detailed information about reconciliation of lease liabilities

in €‘000	2021	2022
Balance as of January 1,	27,578	23,898
Additions to lease liabilities	2,835	2,609
Accretion of interest	324	661
Interest paid	(324)	(661)
Payments	(7,118)	(5,958)
Additions from business combinations	433	867
Rent concessions	(59)	(38)
Derecognition due to lease termination	(1,400)	(16)
Foreign currency effects	1,629	652
Balance as of December 31,	23,898	22,014
Current	6,013	7,302
Non-current	17,885	14,712

Summary of detailed information about lease amounts recognized in profit or loss

	Years Ended December 31,
in €‘000	2020	2021	2022
Interest on lease liabilities	765	324	661
Depreciation	5,342	5,569	5,913
Income from sub-leasing right-of-use assets	(21)	(33)	—
Expenses relating to short-term leases *)	360	547	682
Expenses relating to low-value assets *)	19	8	—
Rent concessions	(408)	(59)	(38)
Total amount recognized in profit or loss	6,057	6,356	7,218
*)

The Group has elected not to recognize a lease liability for short term leases (leases with an expected term of 12 months or less) or for leases of low value assets. Payments made under such leases are expensed on a straight-line basis.

Summary of detailed information about lease amounts recognized in statements of cash flows

	Years Ended December 31,
in €‘000	2020	2021	2022
Operating activities - cash outflow for leases
-Short-term and low-value lease payments	379	555	682
-Interest paid on lease liabilities	765	324	661
Financing activities – Principal payment on lease liabilities	3,817	7,118	5,958
Total cash outflow for leases	4,961	7,997	7,301